Loss Per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders-Basic | ¥		¥ (59,285)	¥ (177,984)	¥ (639,800)
Net loss attributable to ordinary shareholders-Diluted | ¥		¥ (59,285)	¥ (177,984)	¥ (639,800)
Denominator:
Weighted average number of ordinary shares-Basic | shares		2,597,764,333	2,554,338,579	2,519,948,060
Weighted average number of ordinary shares - Diluted | shares		2,597,764,333	2,554,338,579	2,519,948,060
Basic loss per share | (per share)	$ 0	¥ (0.02)	¥ (0.07)	¥ (0.25)
Diluted loss per share | (per share)	$ 0	¥ (0.02)	¥ (0.07)	¥ (0.25)